REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING
FIRM

To the Shareholders of Hypatia
Women CEO ETF and Board of
Trustees of
Two Roads Shared Trust

In planning and performing our
audit of the financial statements of
Hypatia Women CEO ETF (the
"Fund"), a series of Two Roads
Shared Trust, as of and for the year
ended July 31, 2025, in accordance
with the standards of the Public
Company Accounting Oversight
Board (United States) (PCAOB), we
considered the Fund's internal
control over financial reporting,
including controls over safeguarding
securities, as a basis for designing
our auditing procedures for the
purpose of expressing our opinion
on the financial statements and to
comply with the requirements of
Form N-CEN, but not for the
purpose of expressing an opinion on
the effectiveness of the Fund's
internal control over financial
reporting.  Accordingly, we express
no such opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting.  In
fulfilling this responsibility,
estimates and judgments by
management are required to assess
the expected benefits and related
costs of controls.  A fund's internal
control over financial reporting is a
process designed to provide
reasonable assurance regarding the
reliability of financial reporting and
the preparation of financial
statements for external purposes in
accordance with generally accepted
accounting principles (GAAP).  A
fund's internal control over financial
reporting includes those policies
and procedures that (1) pertain to
the maintenance of records that, in
reasonable detail, accurately and
fairly reflect the transactions and
dispositions of the assets of the
fund; (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial statements
in accordance with GAAP, and that
receipts and expenditures of the
fund are being made only in
accordance with authorizations of
management and trustees of the
fund; and (3) provide reasonable
assurance regarding prevention or
timely detection of unauthorized
acquisition, use or disposition of a
fund's assets that could have a
material effect on the financial
statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or detect
misstatements.  Also, projections of
any evaluation of effectiveness to
future periods are subject to the risk
that controls may become
inadequate because of changes in
conditions, or that the degree of
compliance with the policies or
procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control
does not allow management or
employees, in the normal course of
performing their assigned functions,
to prevent or detect misstatements
on a timely basis.  A material
weakness is a deficiency, or
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the Fund's
annual or interim financial
statements will not be prevented or
detected on a timely basis.

Our consideration of the Fund's
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all deficiencies
in internal control that might be
material weaknesses under
standards established by the
PCAOB.  However, we noted no
deficiencies in the Fund's internal
control over financial reporting and
its operation, including controls
over safeguarding securities, that
we consider to be a material
weakness as defined above as of
July 31, 2025.

This report is intended solely for the
information and use of
management and the Board of
Trustees of the Fund and the
Securities and Exchange
Commission and is not intended to
be and should not be used by
anyone other than these specified
parties.



/s/ COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
September 29, 2025